Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Unrecognised temporary differences
Start-up organisational expenses	$ 14,548,197	$ 14,548,197
Deferred exploration and evaluation expenditure	6,666,794	7,257,748
Carry forward tax losses	18,889,805	16,175,180
Total	40,104,796	37,981,125
Net unrecognised deferred tax asset/(liability) at the respective rates of 0%, 21% and 23.0% (2024: 23.0%)	$ 9,304,231	$ 8,768,199